Stock Based Compensation Plans: (Details Text) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stock Based Compensation Plans Details Text [Abstract]
% of the issued and outstanding common shares of the Company on a rolling basis permitted for option grants	10.00%
Maximum terms of options	10 years
Options available for grant	2,200,515
non-cash compensation expense	$ 0	$ 100,000
Retention units held by officers and directors	1,457,500
Retention units held by others	315,000
Minimum value of retention units	$ 7,700,000